Acquisition (Tables)	12 Months Ended
Dec. 31, 2021
Asset Acquisition [Abstract]
Schedule of acquisition was accounted for as business combinations
Amount
Cash acquired	$21,601
Other current assets	271,258
Total current assets	292,859

Property and equipment	7,731
Intangible assets, net	2,581,119
Goodwill	1,075,778
Total assets	3,957,487

Current liabilities	1,233,447
Deferred tax liability	370,856
Total liabilities	1,604,303

Non-controlling interest	784,184
Total consideration	$1,569,000